Government Grants (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure Of Government Grants [Abstract]
Summary of Government Grants

These government grants were recorded as a reduction of salary and rent expenses and are recognized as follows in the consolidated statement of operations:

	Quarter ended June 30,		Six months ended June 30,
	2021	2020	2021	2020
Research and development expenses	$149	$460	$512	$460
Administration expenses	115	584	411	584
Loss from discontinued operations	940	1,901	3,182	1,901
	$1,204	$2,945	$4,105	$2,945